Prepayments and Other Assets, Net	6 Months Ended
Mar. 31, 2023
Prepayments And Other Assets, Net [Abstract]
PREPAYMENTS AND OTHER ASSETS, NET

Note 5 — PREPAYMENTS AND OTHER ASSETS, NET

Prepayments and other assets, net consisted of the following:

	March 31, 2023	September 30, 2022

Prepaid rents (a)	$70,969	$75,074
Prepaid service fee (b)	537,377	590,363
Loans to third-parties (c)	283,551	780,934
Advances to vendors (d)	55,332	140,578
Advance to employees (e)	10,669	35,471
Security deposits	154,309	323,419
Others (f)	436,657	55,340
Prepayment and other assets, net	$1,548,864	$2,001,179
Including:
Prepayment and other current assets, net	$1,079,672	$1,022,309
Prepayments and other non-current assets, net	$469,192	$978,870

(a)	Prepaid rents represent the prepayment of rent related to leases expiring within 12 months.

(b)	The prepaid expenses of $469,192 were classified as non-current assets, which mainly represents the prepayment for teaching platform software technical service provided by a third-party service provider that will be amortized over three years.

(c)	Loans to third-parties represent the balance lend to various third-parties for their working capital needs at rate of 5% per annum.

(d)	Advances to vendors primarily included prepayment for leasehold improvement.

(e)	Advance to employees was provided to staff for travelling and business-related use and are expensed as incurred.

(f)	Others primarily included funds deposited in payment platforms such as Alipay and WeChat, and bank deposit in transit that was deposited into the bank accounts of the Company subsequently.

Allowance for doubtful accounts movement:

	March 31, 2023	September 30, 2022

Beginning balance	$-	$-
Provision	-	48,373
Write off	-	(48,373)
Foreign currency translation adjustments	-	-
Ending balance	$-	$-